Transaction Costs	12 Months Ended
Dec. 31, 2020
Transaction Cost [Abstract]
TRANSACTION COSTS
22.	TRANSACTION COSTS

Transaction costs incurred in 2020 of $1,414,616 are incremental costs that are directly attributable to the uplisting onto Nasdaq and the Company’s associated initial public offering that do not meet the criteria to be treated as a share issuance cost, but are disclosed separately as an expense. These transaction costs include a proportion of legal fees, accounting fees as well as 100% of filing fees, marketing costs for the uplisting and the initial public offering and other professional fees and expenses.